Other Current Assets - Summary of Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Other Current Assets [Abstract]
Advance to suppliers	$ 47,530	$ 49,565
Prepaid expenses	2,988	3,063
Other assets	551	800
Total	$ 51,069	$ 53,428